12. Equity (Details Narrative) - USD ($)				1 Months Ended										2 Months Ended		3 Months Ended						4 Months Ended		5 Months Ended									6 Months Ended				8 Months Ended			9 Months Ended	12 Months Ended
	Jan. 06, 2020	Feb. 06, 2019	Jan. 15, 2019	Apr. 23, 2020	Jan. 28, 2020	May 14, 2019	May 01, 2019	Apr. 23, 2019	Mar. 26, 2019	Mar. 19, 2019	Feb. 21, 2019	Apr. 25, 2018	Apr. 19, 2018	Jun. 01, 2019	May 25, 2019	Sep. 30, 2020	Jun. 30, 2020	Jul. 15, 2019	Jul. 08, 2019	Jul. 03, 2019	Jun. 29, 2019	Aug. 13, 2020	Jul. 31, 2020	Sep. 14, 2020	Sep. 09, 2020	Sep. 01, 2020	Aug. 20, 2020	Aug. 19, 2020	Sep. 09, 2019	Sep. 07, 2019	Aug. 30, 2019	Sep. 10, 2018	Sep. 30, 2020	Sep. 30, 2019	Sep. 27, 2019	Sep. 19, 2019	Dec. 03, 2019	Nov. 27, 2019	Dec. 10, 2018	Dec. 22, 2019	Mar. 31, 2020	Mar. 31, 2019
Stock issued for services, value																$ 74,933	$ 14,400																								$ 688,000	$ 52,176
Proceeds from sale of stock																																	$ 465,000	$ 400,000							400,000	133,832
Stock issued for acquisition, value																																									185,400
Purchase of cancelled stock, value																																									$ 189,141
Stock issued conversion of note, amount																$ 434,835	$ 55,622																									$ 57,474
B2 Management [Member] | Cancellation of notes receivable [Member]
Cancellation of outstanding shares, shares																																			7,500,000					21,954,800
Cancellation of outstanding shares, value																																			$ 48,000					$ 109,773
Note receivable cancelled, amount																																			$ 75,000					$ 164,660
United Combat League [Member]
Stock issued for acquisition, shares							6,000,000
Pinnacle Combat LLC [Member]
Stock issued for acquisition, shares																					8,000,000
Common Stock
Stock issued for services, shares		6,000,000						4,000,000		750,000		65,000,000		67,000,000				30,500,000		6,000,000												9,000,000	3,733,333
Stock issued for services, value		$ 600						$ 25,600		$ 75		$ 6,500		$ 428,800				$ 195,200		$ 39,000												$ 45,000	$ 26,133
Stock issued new, shares			6,250,000			1,562,500			1,875,000	3,125,000					11,718,750							13,333,334		22,000,000		13,333,334		13,333,334	11,718,750	7,812,500	15,625,000					11,718,750			6,250,000
Proceeds from sale of stock			$ 50,000			$ 10,000			$ 10,000	$ 25,000					$ 75,000							$ 100,000		$ 165,000		$ 100,000		$ 100,000	$ 75,000	$ 50,000	$ 100,000					$ 75,000			$ 50,000
Stock issued for conversion of note, shares											12,816,666		3,478,400
Stock issued conversion of note, amount											$ 19,454		$ 38,020
Common Stock | GS Capital [Member]
Purchase of cancelled stock, shares					11,718,750																																14,062,500
Purchase of cancelled stock, value					$ 87,891																																$ 101,250
Stock issued for conversion of note, shares				4,292,915																			5,071,885		12,123,426		8,468,394
Stock issued conversion of note, amount				$ 7,341																			$ 16,558		$ 262,363		$ 155,914
Common Stock | One More Gym LLC [Member]
Stock issued for acquisition, shares	6,000,000
Stock issued for acquisition, value	$ 31,800
Common Stock | United Combat League [Member]
Stock issued for acquisition, shares														6,000,000
Stock issued for acquisition, value														$ 38,400
Common Stock | Pinnacle Combat LLC [Member]
Stock issued for acquisition, shares																					8,000,000
Stock issued for acquisition, value																					$ 62,400
Common Stock | Strike Hard Productions LLC [Member]
Stock issued for acquisition, shares																																		9,000,000				9,000,000
Stock issued for acquisition, value																																		$ 57,600				$ 52,200
Common Stock | Subscription Agreement [Member]
Stock issued new, shares																			14,062,500
Proceeds from sale of stock																			$ 90,000